21. LEASING TRANSACTIONS (Details) - BRL (R$) R$ in Millions	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Right-of-use assets	R$ 342	R$ 277
Real Estate Property [Member]
Disclosure of fair value measurement of assets [line items]
Right-of-use assets	238	206	238
Vehicles [Member]
Disclosure of fair value measurement of assets [line items]
Right-of-use assets	R$ 104	R$ 71	R$ 104